Related Party Transactions (Detail) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 01, 2016	Apr. 29, 2016	Aug. 31, 2016	Apr. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Feb. 01, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Expected repayment period							1 year
Amounts due from employees					$ 300,000		$ 300,000			$ 300,000
Prepaid expenses and other current assets					14,773,000		14,773,000			10,158,000
Additional expenses incurred for other related-party transactions					500,000	$ 600,000	800,000	$ 1,200,000
Accrued expenses and other current liabilities					48,439,000		48,439,000			34,265,000
Additions							9,460,000	8,274,000
Proceeds from capital contribution	$ 30,600,000	$ 69,800,000	$ 30,600,000	$ 69,800,000			0	69,800,000
Vivint
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities					700,000		700,000			1,800,000
Solar
Related Party Transaction [Line Items]
Sublease and other administrative expenses					600,000	1,400,000	1,100,000	2,800,000
Other expenses							200,000			200,000
Blackstone Management Partners L.L.C.
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities					1,100,000		$ 1,100,000
Payment of annual monitoring fee description							Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.
Expenses related to agreement					1,200,000	1,100,000	$ 2,400,000	1,900,000
Blackstone Management Partners L.L.C. | Minimum
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum							2,700,000
Personal Use Of Corporate Jet
Related Party Transaction [Line Items]
Prepaid expenses and other current assets					200,000		200,000			$ 400,000
Blackstone Management Partners LLC Support and Services Agreement | Blackstone Management Partners L.L.C.
Related Party Transaction [Line Items]
Expenses related to agreement					0	$ 0	0	$ 0
Maximum advisory fee obligation					$ 1,500,000.0		$ 1,500,000.0
7.875% Senior Secured Notes Due 2022 | Senior Notes | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Additions									$ 700,000